Debt - Amortization of Deferred Financing Costs (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2016	$ 893
2017	1,636
2018	1,543
2019	1,437
2020	889
Thereafter	1,097
Total	$ 7,495	$ 8,411